Investment Properties - Key valuation metrics used for the fair value measurement of investment properties (Details)	Dec. 11, 2025
LAX
Investment Properties
Discount rate	8.75%
Investment Horizon (Years)	12 years 8 months 12 days
ORD
Investment Properties
Discount rate	8.75%
Investment Horizon (Years)	13 years 8 months 12 days
JFK T1
Investment Properties
Discount rate	11.75%
Investment Horizon (Years)	13 years 1 month 9 days
JFK T8
Investment Properties
Discount rate	9.00%
Investment Horizon (Years)	11 years 1 month 6 days